Goodwill - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Goodwill [Line Items]
Goodwill impairment	$ 1,882,187	$ 1,205,731	$ 1,882,187
Merchant Solutions [Member]
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss	763,190
Goodwill impairment		(763,190)
Digital Wallet Segments [Member]
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss	$ 442,541
Goodwill impairment		$ (442,541)